Goodwill and Intangible Assets, Net - Schedule Of Changes in Goodwill (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of December 31, 2023	$ 0
Goodwill acquired	13,165
Purchase accounting adjustments to goodwill	354
Balance as of September 30, 2024	$ 13,519